LIBERTY PARTNERS FINANCIAL SERVICES, LLC - Form X-17A-5 Part III

LIBERTY PARTNERS FINANCIAL SERVICES, LLC - Form X-17A-5 Part III

LIBERTY PARTNERS FINANCIAL SERVICES, LLC

Financial Statements and Supplemental Schedules

Required by the U.S. Securities and Exchange Commission

Including Independent Registered Auditor's Report Thereon

For the Year Ended December 31, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

ANNUAL REPORTS
FORM X-17A-5
PART III

FACING PAGE

Information Required Pursuant to Rules 17a-5, 17a-12, and 18a-7 under the Securities Exchange Act of 1934

FILING FOR THE PERIOD BEGINNING
 01/01/2024
AND ENDING
 12/31/2024

A. REGISTRANT IDENTIFICATION

NAME OF FIRM:
 LIBERTY PARTNERS FINANCIAL SERVICES, LLC

TYPE OF REGISTRANT (check all applicable boxes):
 Broker-dealer

ADDRESS OF PRINCIPAL PLACE OF BUSINESS:
 7780 BRIER CREEK PARKWAY 3325

CITY:
 RALEIGH
STATE:
 NC
ZIP CODE:
 27617

PERSON TO CONTACT WITH REGARD TO THIS FILING

NAME:
 Cassandra Woodward
TELEPHONE:
 [not legible in source image]
EMAIL:
 [not legible in source image]

B. ACCOUNTANT IDENTIFICATION

INDEPENDENT PUBLIC ACCOUNTANT whose reports are contained in this filing:
 LMHS, P.C.

ADDRESS:
 80 Washington Street, Norwell, MA 02061

DATE OF REGISTRATION WITH PCAOB (if applicable):
 2/24/2009
PCAOB REGISTRATION NUMBER (if applicable):
 3373

Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

OATH OR AFFIRMATION

I, Cassandra Woodward, swear (or affirm) that, to the best of my knowledge and belief, the financial report pertaining to the firm of LIBERTY PARTNERS FINANCIAL SERVICES, LLC, as of 12/31/2024, is true and correct. I further swear (or affirm) that neither the company nor any partner, officer, director, or equivalent person, as the case may be, has any proprietary interest in any account classified solely as that of a customer.

Signature:
 /s/ Cassandra Woodward

Title:
 Chief Financial Officer

This filing contains (check all applicable boxes):

[ ] (a) Statement of financial condition.

[ ] (b) Notes to consolidated statement of financial condition.

[ ] (c) Statement of income (loss) or, if there is other comprehensive income in the period(s) presented, a statement of comprehensive income (as defined in Section 210.1-02 of Regulation S-X).

[ ] (d) Statement of cash flows.

[ ] (e) Statement of changes in stockholders' or partners' or sole proprietor's equity.

[ ] (f) Statement of changes in liabilities subordinated to claims of creditors.

[ ] (g) Notes to consolidated statements.

[[X]] (h) Computation of net capital under 17 CFR 240.15c3-1 or 17 CFR 240.18a-1, as applicable.

[ ] (i) Computation of tangible net worth under 17 CFR 240.18a-2.

[ ] (j) Computation for determination of customer reserve requirements pursuant to Exhibit A to 17 CFR 240.15c3-3.

[ ] (k) Computation for determination of security-based swap reserve requirements pursuant to Exhibit B to 17 CFR 240.15c3-3 or Exhibit A to 17 CFR 240.18a-4, as applicable.

[ ] (l) Computation for Determination of PAB Requirements under Exhibit A to
Section 240.15c3-3.

[ ] (m) Information relating to possession or control requirements for customers under 17 CFR 240.15c3-3.

[ ] (n) Information relating to possession or control requirements for security-based swap customers under 17 CFR 240.15c3-3(p)(2) or 17 CFR 240.18a-4, as applicable.

[ ] (o) Reconciliations, including appropriate explanations, of the FOCUS Report with computation of net capital or tangible net worth under 17 CFR 240.15c3-1, 17 CFR 240.18a-1, or 17 CFR 240.18a-2, as applicable, and the reserve requirements under 17 CFR 240.15c3-3 or 17 CFR 240.18a-4, as applicable, if material differences exist, or a statement that no material differences exist.

[ ] (p) Summary of financial data for subsidiaries not consolidated in the statement of financial condition.

[ ] (q) Oath or affirmation in accordance with 17 CFR 240.17a-5, 17 CFR 240.17a-12, or 17 CFR 240.18a-7, as applicable.

[ ] (r) Compliance report in accordance with 17 CFR 240.17a-5 or 17 CFR 240.18a-7, as applicable.

[ ] (s) Exemption report in accordance with 17 CFR 240.17a-5 or 17 CFR 240.18a-7, as applicable.

[ ] (t) Independent public accountant's report based on an examination of the financial report.

[ ] (u) Independent public accountant's report based on an examination of the financial statements under 17 CFR 240.17a-5, 17 CFR 240.18a-7, or 17 CFR 240.17a-12, as applicable.

[[X]] (v) Independent public accountant's report based on an examination of certain statements in the compliance report under 17 CFR 240.17a-5 or 17 CFR 240.18a-7, as applicable.

[[X]] (w) Independent public accountant's report based on a review of the exemption report under 17 CFR 240.18a-7, as applicable.

[[X]] (x) Supplemental reports on applying agreed-upon procedures, in accordance with 17 CFR 240.15c3-1e or 17 CFR 240.17a-12, as applicable.

[ ] (y) Report describing any material inadequacies found to exist or found to have existed since the date of the previous audit, or a statement that no material inadequacies exist, under 17 CFR 240.17a-12(k).

[ ] (z) Other.

** To request confidential treatment of certain portions of this filing, see 17 CFR 240.17a-5(e)(3) or 17 CFR 240.18a-7(d)(2), as applicable.

CALIFORNIA JURAT

A notary public or other officer completing this certificate verifies only the identity of the individual who signed the document to which this certificate is attached, and not the truthfulness, accuracy, or validity of that document.

State of California

County of:
 Kern

Subscribed and sworn to (or affirmed) before me on this 30th day of May, 2025, by Cassandra Woodward, proved to me on the basis of satisfactory evidence to be the person(s) who appeared before me.

Signature of Notary Public:
 /s/ A. Rodriguez

Description of Attached Document:
 Oath

Document Date:
 May 30th, 2025

Number of Pages:
 2

LIBERTY PARTNERS FINANCIAL SERVICES LLC.

FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2024

TABLE OF CONTENTS

Report of Independent Registered Public Accounting Firm
1

Financial Statements

Statement of Financial Condition
2

Statement of Operations
3

Statement of Changes in Member's Equity
4

Statement of Cash Flows
5

Notes to Financial Statements
6 - 9

Supplemental Information

Schedule I - Computation and Reconciliation of Net Capital Under Rule 15c3-1 of the Securities and Exchange Commission
10

Managements Report on Exemption
11

Schedule II - Computation for Determination of the Reserve Requirements under the SEC Rule 15c3-3
12

Schedule III - Information Relating to the Possession or Control Requirements Under SEC Rule 15c3-3
12

Report of Independent Registered Public Accounting Firm
13

80 Washington Street, Building S, Norwell, MA 02061

Phone (781) 878-9111, Fax (781) 878-3666 www.lmhspc.com

Report of Independent Registered Public Accounting Firm

To the Member

Liberty Partners Financial Services, LLC

Mt. Pleasant, Sount Carolina

Opinion on the Financial Statements

We have audited the accompanying statement of financial condition of Liberty Partners Financial Services, LLC, as of December 31, 2024, and the related statements of operations, changes in member's equity and cash flows for the year then ended, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of Liberty Partners Financial Services, LLC as of December 31, 2024, and the results of its operations and its cash flows for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the entity's management. Our responsibility is to express an opinion on these financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to Liberty Partners Financial Services, LLC in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

Supplemental Information

The supplemental information appearing on pages 10 and 12 has been subjected to audit procedures performed in conjunction with the audit of Liberty Partners Financial Services, LLC's financial statements. The supplemental information is the responsibility of Liberty Partners Financial Services, LLC management. Our audit procedures included determining whether the supplemental information reconciles to the financial statements or the underlying accounting and other records, as applicable, and performing procedures to test the completeness and accuracy of the information presented in the supplemental information. In forming our opinion on the supplemental information, we evaluated whether the supplemental information, including its form and content, is presented in conformity with C.F.R. Section 240.17a-5. In our opinion, the supplemental information is fairly stated, in all material respects, in relation to the financial statements as a whole.

LMHS, P.C.

LMHS, P.C.

We have served as Liberty Partners Financial Services, LLC's auditor since 2022.

Norwell, Massachusetts

May 30, 2025

LIBERTY PARTNERS FINANCIAL SERVICES LLC.

STATEMENT OF FINANCIAL CONDITION

AS OF DECEMBER 31, 2024

ASSETS

Cash
$ 185,245

Deposits with clearing organizations
50,000

Accounts receivable
122,799

Due from related parties
254,858

Other assets
168,586

Total assets
$ 781,488

LIABILITIES AND MEMBER'S EQUITY

Accounts payable
$ 2,522

Commissions payable
92,877

Due to related parties
222,488

Total liabilities
317,887

Member's equity
463,601

Total liabilities and member's equity
$ 781,488

The accompanying notes are an integral part of these financial statements

LIBERTY PARTNERS FINANCIAL SERVICES LLC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

Revenues:

Commissions
$ 482,668

Revenue from Investment Company Shares
142,594

Revenue from Sales of Insurance Based Products
648,376

Fees Earned 12b-1
459,556

Other Revenue
526,398

Total revenues
2,259,592

Expenses:

Commission
1,230,614

Wages and benefits
194,207

Advertising and Promotion
316

Clearing Costs
71,325

Regulatory expenses
51,622

Technology
18,742

Insurance and bonding
89,247

Travel and entertainment
10,100

Professional fees
422,497

Other
577

Total expenses
2,089,247

Net Income
$ 170,345

The accompanying notes are an integral part of these financial statements

LIBERTY PARTNERS FINANCIAL SERVICES LLC.

STATEMENT OF CHANGES IN MEMBER'S EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2024

Balance, December 31, 2023
$ 554,886

Net income
170,345

Less distributions
(261,630)

Balance, December 31, 2024
$ 463,601

The accompanying notes are an integral part of these financial statements

LIBERTY PARTNERS FINANCIAL SERVICES LLC

STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2024

Cash flows from operating activities:

Net Income
$ 170,345

Adjustments to reconcile net income to net cash provided by operating activities:

Increase in operating assets:

Commissions and fees receivable
232,728

Due from related parties
(44,433)

Other Assets
(125,389)

Increase in operating liabilities:

Accounts payable
(48,859)

Commissions payable
14,704

Due to related Parties
222,488

Net cash provided by operating activities
421,584

Cash Flow from Financing Activities

Distributions
(261,630)

Net increase in cash and cash equivalents
159,954

Cash and cash equivalents at beginning of year
25,291

Cash and cash equivalents at end of year
$ 185,245

Cash paid for interest
$

Cash paid for taxes
$

The accompanying notes are an integral part of these financial statements

LIBERTY PARTNERS FINANCIAL SERVICES, LLC

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Liberty Partners Financial Services, LLC, (the "Company"), was formed in 2002 under the laws of California as a Limited Liability Corporation. The Company is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") and is a member of the Financial Industry Regulatory Authority ("FINRA") and Securities Investor Protection Corporation ("SIPC"). The Company is authorized to engage in broker-dealer retailing corporate securities over the counter, selling corporate debt securities, mutual fund retailer, United States government securities broker, selling variable life insurance or annuities, options, municipals securities, and conduct securities business with retail clients. The Company does not hold customer funds or safeguard customer securities.

The Company, under Rule 15c3-3 (k)(2)(ii) is exempt from the reserve and possession or requirements of Rule 15c3-3 other Securities and Exchange Commission. The Company does not carry or clear customer accounts. The non-covered Company's activities/ other eligible activities, which the Company specifies, are not required to comply with the requirements of SEC Rule 15c3-3 by reason of the SEC's guidance set forth in footnote 74 to SEC Release No. 34-70073 (July 30, 2013). The FAQs, as described herein, are essentially an implementation of the footnote 74 requirements.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Cash and Cash Equivalents

For purposes of Cash and Cash Equivalents, the Company considers money market funds with a weighted average maturity of three months or less to be cash equivalents. The Company maintains its cash deposit in accounts which at times, may exceed uninsured limits. The Company has not experienced any losses in such accounts.

Basis of Accounting

The financial statements of the corporation have been prepared on the accrual basis of accounting and accordingly reflect all significant receivables, payables, and other liabilities.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents. All of the Company's cash and cash equivalents are held at high-credit quality financial institutions.

Income Taxes

Federal income taxes are not payable by the LLC or provided for in this financial statement. The LLC Members are taxed individually on their share of the LLC's earnings. State income taxes are insignificant to the Company's financial statement.

Uncertain Tax Positions

Management has determined that the Company does not have any uncertain tax positions and associated unrecognized benefits or liabilities that materially impact the financial statements or related disclosures. Since tax matters are subject to some degree of uncertainty, there can be no assurance that the Company's tax returns will not be challenged by the taxing authorities and that the Company or its members will not be subject to additional tax, penalties, and interest as a result of such a challenge. Generally, the Company's tax returns remain open for three years for federal income tax examination.

Cash Flows

For purposes of the statement of cash flows, the Company considers all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents.

Revenue Recognition

The Company records revenues under the provisions of ASC 606, using a five-step revenue model to recognize revenue from contracts with customers. The five steps used in this process are: 1) identify the contract, 2) identify the performance obligations in the contract, 3) determine the transaction price, 4) allocate the price to the performance obligations, and 5) recognize the revenue. Under this standard, recognition of revenue occurs when a customer obtains control of promised services or goods in an amount that reflects the consideration to which the entity expects to receive in exchange for those goods or services. In addition, the standard requires disclosure of the nature, amount of timing of and cash flows from customer contracts.

Insurance Commissions

The Company's performance obligation with respect to each contract is the sale of the insurance policy. Insurance commission revenue includes an initial up-front (first year) commission as well as annual trailing commission payments for each policy renewal. Revenue from contracts with customers is earned when the policy is accepted by the insurance company.

Brokerage Commissions

The company buys and sells securities on behalf of its customers. Each time a customer enters into a buy or sell transaction, the Company charges a commission. Commissions and related clearing expenses are recorded on the trade date (the date that the Company fills the trade order by finding and contracting with counterparty and confirms the trade with customer). The Company believes that the performance obligation is satisfied on the trade date because that is when the underlying financial instrument or purchaser is identified, the pricing is agreed upon and the risks and rewards of ownership have been transferred to/from the customer.

Investment Share Commissions

Revenue is generated through commissions and transaction fees earned on the sale or purchase of investment shares (e.g., mutual funds, ETFs, equities) on behalf of retail customers. These fees are recognized at the point in time when the transaction is executed.

Fees Earned 12b-1

Consist primarily of commissions paid directly to the Company by mutual fund shareholders at the time of sale (front-end commissions) and fees paid to the broker/dealer by the mutual fund over a period of time referred to as 12b-1 fees.

Other Revenue

The Company earns other revenue from a variety of ancillary and support activities that are not directly tied to its primary operations. These revenue streams contribute to overall business performance and include the following:
Interest income earned on customer credit balances maintained in brokerage or custodial accounts. Revenue is recognized on an accrual basis over the period the balances are maintained. Interest charged to customers on margin or debit balances in their accounts. This income is recognized on an accrual basis as earned. Fees charged to customers for mailing trade confirmations, statements, and other account-related communications. Revenue is recognized at the point in time when the service is rendered. Income earned from registered representatives for administrative, compliance, or platform access fees related to their association with the Company. Typically recognized over the term of the arrangement.

Accounts Receivable

Management considers all amounts recorded as accounts receivable to be fully collectible; accordingly, no allowances for doubtful accounts is required. All amounts are due from various entities and financial institutions.

NOTE 2 - FAIR VALUE MEASUREMENTS

FASB ASC 820 defines fair value, establishes a framework for measuring fair value, and establishes a fair value hierarchy which prioritizes the inputs to valuation techniques. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement assumes that the transaction to sell the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability. Valuation techniques that are consistent with the market, income or cost approach, as specified by FASB ASC 820 are used to measure fair value.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels: Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities the Company has the ability to access. Level 2 inputs are inputs (other than quoted prices included within Level 1) that are observable for the asset or liability, either directly or indirectly. Level 3 are unobservable inputs for the asset or liability and rely on management's own assumptions about the assumptions that market participants would use in pricing the asset or liability. (The unobservable inputs should be developed based on the best information available in the circumstances and may include the Company's own data.)

NOTE 3 - FINANCIAL INSTRUMENTS WITH OFF BALANCE SHEET RISK

The Company may incur a loss if the market value of the security is different from the contract amount of the transaction. The risk of default depends on the creditworthiness of the counterparty or issuer of the instrument. It is the Company's policy to review, as necessary, the credit standing of each counterparty.

NOTE 4 - NET CAPITAL REQUIREMENTS

As a registered broker-dealer, the Company is subject to the requirements of Rule l5c-3-1 under the Securities Exchange Act of 1934. At December 31, 2024, the Company's net capital of $40,158 was $18,966 in excess of the minimum requirement of $21,192.

The Company maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts. Management believes the Company is not exposed to any significant credit risk related to cash.

NOTE 5 - CONTINGENT LIABILITIES

At December 31, 2024, there were no asserted claims or assessments against the Company. In the opinion of management, the ultimate liabilities, if any, resulting from any unasserted claims will not materially affect the financial position of the Company.

NOTE 6 - RISKS AND UNCERTAINTIES

In the normal course of business, the Company is subject to various claims and litigation arising from normal business operations. Litigation is subject to many uncertainties, the outcome of individual litigated matters is not predictable with assurance, and it is reasonably possible that some legal actions or claims could be decided unfavorable to the Company. Although the amount of ultimate liabilities with respect to such matters cannot be ascertained, management is of the belief that any resulting liability should not materially affect the financial position of the Company.

NOTE 7 - RELATED PARTY TRANSACTIONS

From time to time, the Company advances funds and receives funds from various related parties to fund operating activities. These amounts are non-interest bearing and short term in nature.

NOTE 8 - SEGMENT REPORTING

The Company is engaged in a single line of business as a securities broker-dealer, which is comprised of several classes of services. The Company has identified its President as the chief operating decision maker ("CODM"), who uses net income to evaluate the results of the business, predominantly in the forecasting process, to manage the Company. Additionally, the CODM uses excess net capital (see Note 4), which is not a measure of profit and loss, to make operational decisions while maintaining capital adequacy, such as whether to reinvest profits or pay distributions. The Company's operations constitute a single operating segment and therefore, a single reportable segment, because the CODM manages the business activities using information of the Company as a whole. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies.

NOTE 9 - LEASE

Starting January of 2024, the company leases office premises under a month-to-month agreement. The Company has elected not to recognize the right-of-use asset and lease liability as the term is 12 month or less and does not include an option to purchase that the Company is reasonably certain to exercise. Rent expense under the previous agreement for the year ended December 31, 2024 was approximately $0.

NOTE 10 - DATE OF MANAGEMENT'S REVIEW

Management has evaluated subsequent events through May30, 2025 the date on which the financial statements were available to be issued.

SCHEDULE I

LIBERTY PARTNERS FINANCIAL SERVICES, LLC

COMPUTATION AND RECONCILIATION OF NET CAPITAL UNDER
RULE 15c3-1 OF THE SECURITIES AND EXCHANGE COMMISSION

FOR THE YEAR ENDED DECEMBER 31, 2024

Computation of basic net capital requirements:

Total member's equity
$ 463,602

Deductions and/or charges:

Non-allowable assets
423,444

Net capital before haircuts and securities positions
40,158

Haircuts
-

Net capital
$ 40,158

Minimum net capital requirements:

6 2/3% of total aggregate indebtedness (317,887)
21,192

Minimum dollar net capital requirement for this broker-dealer
5,000

Net capital requirement (greater of above two requirements)
21,192

Net capital in excess of required minimum
$ 18,966

There are no material differences between the proceeding computation and the Company's corresponding unaudited amended Part II of Form X-17A-5 as of December 31, 2024.

LIBERTY PARTNERS FINANCIAL SERVICES, LLC

Exemption Report

Liberty Partners Financial Services, LLC (the "Company") is a registered broker-dealer subject to Rule 17a-5 promulgated by the Securities and Exchange Commission (17 C.F.R. Section 240.17a-5, "Reports to be made by certain brokers and dealers"). This Exemption Report was prepared as required by 17 C.F.R.
Section 240.17a-5(d)(1) and (4). To the best of its knowledge and belief, the Company states the following:

(1) The Company claimed exemption from 17 C.F.R. Section 240.15c3-3 under the following provisions of 17 C.F.R. Section 240.15c3-3 (k)(2)(ii).

(2) The Company met the identified exemption provisions in 17 C.F.R. Section 240.15c3-3 throughout the most recent fiscal year without exception.

(3) The Company is also filing this Exemption Report because the Company's other business activities contemplated by Footnote 74 of the SEC Release No. 34-70073 adopting amendments to 17 C.F.R. Section 240.17a-5 are limited to: effecting securities transactions via subscriptions on a subscription way basis where the funds are payable to the issuer or its agent and not to the Company; and The Company (1) did not directly or indirectly receive, hold, or otherwise owe funds or securities for or to customers, (other than money or other consideration received and promptly transmitted in compliance with paragraph (a) or (b)(2) of Rule 15c2-4 and/or funds received and promptly transmitted for effecting transactions via subscriptions on a subscription way basis where the funds are payable to the issuer or its agent and not to the Company); (2) did not carry accounts of or for customers; and (3) did not carry PAB accounts (as defined in Rule 15c3-3) throughout the calendar year ending December 31, 2024 without exception.

The statement above was made to the best knowledge and belief of the undersigned.

Liberty Partners Financial Services, LLC

By: /s/ Cassandra Woodward

Title: CFO

Date: May 30, 2025

SCHEDULE II

COMPUTATION FOR DETERMINATION OF THE RESERVE REQUIREMENTS UNDER THE SECURITIES AND EXCHANGE COMMISSION RULE 15c3-3

December 31, 2024

The Company is not required to file the above schedules as it is exempt from Securities and Exchange Commission Rule 15c3-3 under paragraph (k)(2)(ii) of the rule and does not hold customers' monies or securities. The Company is also filing this Exemption Report relying on Footnote 74 of the SEC Release No. 34-70073 adopting amendments to 17 C.F.R. Section 240.17a-5.

SCHEDULE III

INFORMATION RELATING TO THE POSSESSION OR CONTROL REQUIREMENTS UNDER THE SECURITIES AND EXCHANGE COMMISSION RULE 15c3-3

December 31, 2024

The Company is not required to file the above schedules as it is exempt from Securities and Exchange Commission Rule 15c3-3 under paragraph (k)(2)(ii) of the rule and does not hold customers' monies or securities. The Company is also filing this Exemption Report relying on Footnote 74 of the SEC Release No. 34-70073 adopting amendments to 17 C.F.R. Section 240.17a-5.

80 Washington Street, Building S, Norwell, MA 02061

Phone (781) 878-9111, Fax (781) 878-3666 www.lmhspc.com

Report of Independent Registered Public Accounting Firm

To the Member

Liberty Partners Financial Services, LLC

Mt. Pleasant, Sount Carolina

We have reviewed management's statements, included in the accompanying Liberty Partners Financial Services, LLC Exemption Report in which (1) Liberty Partners Financial Services, LLC, identified the following provisions of 17 C.F.R.
Section 15c3-3(k) under which Liberty Partners Financial Services, LLC claimed an exemption from 17 C.F.R. Section 240.15c3-3: (k)(2)(ii) (the "exemption provision") and (2) Liberty Partners Financial Services, LLC identified that the non-covered Liberty Partners Financial Services, LLC's activities or other eligible activities are not required to comply with the requirements of SEC Rule 15c3-3 by reason of the SEC's guidance set forth in footnote 74 to SEC Release No. 34-70073 (July 30, 2013). The FAQs, as described herein, are essentially an implementation of the footnote 74 requirements. Liberty Partners Financial Services, LLC stated that Liberty Partners Financial Services, LLC met the identified exemption provision throughout the most recent fiscal year ended, without exception. Liberty Partners Financial Services, LLC management is responsible for compliance with the exemption provision and its statements.

Our review was conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States) and accordingly, included inquiries and other required procedures to obtain evidence about Liberty Partners Financial Services, LLC's compliance with the exemption provision. A review is substantially less in scope than an examination, the objective of which is the expression of an opinion on management's statements. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to management's statements referred to above for them to be fairly stated, in all material respects, based on the provisions set forth in paragraph
(k)(2)(ii) and Footnote 74 of Rule 15c3-3 under the Securities Exchange Act of 1934.

LMHS, P.C.

LMHS, P.C.

We have served as the Liberty Partners Financial Services, LLC's auditor since 2022.

Norwell, Massachusetts

May 30, 2025

80 Washington Street, Building S, Norwell, MA 02061

Phone (781) 878-9111, Fax (781) 878-3666 www.lmhspc.com

Report of Independent Registered Public Accounting Firm

To the Member

Liberty Partners Financial Services, LLC

Mt. Pleasant, Sount Carolina

We have performed the procedures included in Rule 17a-5(e)(4) under the Securities Exchange Act of 1934 and in the Securities Investor Protection Corporation (SIPC) Series 600 Rules, which are enumerated below on the accompanying General Assessment Reconciliation (Form SIPC-7) for the year ended December 31, 2024. Management of Liberty Partners Financial Services, LLC (Company) is responsible for its Form SIPC-7 and for its compliance with the applicable instructions on Form SIPC-7.

Management of the Company has agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting you and SIPC in evaluating the Company's compliance with the applicable instructions on Form SIPC-7 for the year ended December 31, 2024. Additionally, SIPC has agreed to and acknowledged that the procedures performed are appropriate for their intended purpose. This report may not be suitable for any other purpose. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The sufficiency of these procedures is solely the responsibility of those parties specified in this report. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed and the associated findings are as follows:

1. Compared the listed assessment payments in Form SIPC-7 with respective cash disbursement records entries noting no differences,

2. Compared the Total Revenue amounts reported on the Annual Audited Report Form X-17A-5 Part III for the year ended December 31, 2024, with the Total Revenue amounts reported in Form SIPC-7 for the year ended December 31, 2024, noting no differences,

3. Compared any adjustments reported in Form SIPC-7 with supporting schedules and working papers noting no differences.

4. Recalculated the arithmetical accuracy of the calculations reflected in Form SIPC-7 and in the related schedules and working papers supporting the adjustments noting no differences, and

5. Compared the amount of any overpayment applied to the current assessment with the Form SIPC-7 on which it was originally computed noting no differences.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the AICPA and in accordance with the standards of the Public Company Accounting Oversight Board (United States). We were not engaged to and did not conduct an examination or a review engagement, the objective of which would be the expression of an opinion or conclusion, respectively, on the Company's Form SIPC-7 and for its compliance with the applicable instructions on Form SIPC-7 for the year ended December 31, 2024. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Company and SIPC and is not intended to be, and should not be, used by anyone other than these specified parties.

LMHS, P.C.

LMHS, P.C.

We have served as Liberty Partners Financial Services, LLC's auditor since 2022.

Norwell, Massachusetts

May 30, 2025

SECURITIES INVESTOR PROTECTION CORPORATION

General Assessment Reconciliation (Form SIPC-7)

For the fiscal year ended 12/31/2024

1. Name of Member, address, DEA, 1934 Act registration no., and month in which fiscal year ends

066335 FINRA DEC
LIBERTY PARTNERS FINANCIAL SERVICES, LLC

Name and telephone number of person to contact respecting this form Casie Woodward 661-434-0542

2.A. General Assessment (item 2e from page 2)
1080

Date Paid
12/12/2024

2.B. Less payment made with SIPC-6 filed (exclude interest)
319

2.C. Less prior overpayment applied
0

2.D. Assessment balance due or (overpayment)
761

2.E. Interest computed on late payment
0

2.F. Total assessment balance and interest due (or overpayment carried forward) 761

2.G. Payment method
Check mailed

Total (must be same as F above)
761

Name of Corporation / Partnership / Organization
Liberty Partners Financial Services, LLC

Dated
31 March 24

Title
CFO

DETERMINATION OF "SIPC NET OPERATING REVENUES" AND GENERAL ASSESSMENT

Amounts for the fiscal period beginning 01/01/2024 and ending 12/31/2024

2a. Total revenue (FOCUS Line 12/Part IIA Line 9, Code 4030)
$ 2,259,592

2b. Additions:

(1) Total revenues from the securities business of subsidiaries (except foreign subsidiaries) and predecessors not included above
0

(2) Net loss from principal transactions in securities in trading accounts
0

(3) Net loss from principal transactions in commodities in trading accounts
0

(4) Interest and dividend expense deducted in determining item 2a
0

(5) Net loss from management of or participation in the underwriting or distribution of securities
0

(6) Expenses other than advertising, printing, registration fees and legal fees deducted in determining net profit from management of or participation in underwriting or distribution of securities
0

(7) Net loss from securities in investment accounts
0

Total additions
0

2c. Deductions:

(1) Revenues from the distribution of shares of a registered open end investment company or unit investment trust, from the sale of variable annuities, from the business of insurance, from investment advisory services rendered to registered investment companies or insurance company separate accounts, and from transactions in security futures products
1,245,294

(2) Revenues from commodity transactions
0

(3) Commissions, floor brokerage and clearance paid to other SIPC members in connection with securities transactions
0

(4) Reimbursements for postage in connection with proxy solicitation
0

(5) Net gain from securities in investment accounts
0

(6) 100% of commissions and markups earned from transactions in (i) certificates of deposit and (ii) Treasury bills, bankers acceptances or commercial paper that mature nine months or less from issuance date
0

(7) Direct expenses of printing advertising and legal fees incurred in connection with other revenue related to the securities business (revenue defined by Section 16(9)(L) of the Act)
0

(8) Other revenue not related either directly or indirectly to the securities business
293,264

Documentation for deductions in excess of $100,000: Rep fees and other income

(9)(i) Total interest and dividend expense (FOCUS Line 22/PART IIA Line 13, Code 4075 plus line 2b(4) above) but not in excess of total interest and dividend income
208

(9)(ii) 40% of margin interest earned on customers securities accounts (40% of FOCUS line 5, Code 3960)
1,011

Enter the greater of line (i) or (ii)
1,011

Total deductions
1,539,569

2d. SIPC Net Operating Revenues
720,023

2e. General Assessment @ .0015
1080.03